Inventories	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Inventories
11.	INVENTORIES

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Finished goods	$8,454,783	$12,628,314	$410,944
Work in process	7,950,743	8,821,890	287,078
Raw materials	46,978,647	61,672,903	2,006,928
Supplies	3,339,042	3,344,968	108,850
Raw materials and supplies in transit	1,109,766	869,400	28,292

	$67,832,981	$87,337,475	$2,842,092

The cost of inventories recognized as operating costs for the years ended December 31, 2020, 2021 and 2022 were NT$398,068,260 thousand, NT$458,345,579 thousand and NT$534,314,001 thousand (US$17,387,374 thousand), respectively, which included write-downs of inventories at NT$1,493,793 thousand, NT$647,946 thousand and NT$2,031,485 thousand (US$66,108 thousand), respectively.